UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.3%

Security	Principal Amount (000’s omitted)	Value
Education — 12.7%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$395	$472,140
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	191,246
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	83,757
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	426,637
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	1,004,614
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	142,637
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,320,456
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	386,575
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	246,901
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	170,720
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	487,219
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	507,875
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	534,236
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	186,331
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	619,306

		$6,780,650

Electric Utilities — 5.9%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$814,412
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	510,657
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	151,571
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,151,260
Vernon, Electric System Revenue, 5.125%, 8/1/21	470	525,845

		$3,153,745

Escrowed/Prerefunded — 3.9%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,517,521
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	285	321,845
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	205	223,864

		$2,063,230

General Obligations — 28.6%
California, 5.00%, 10/1/31	$565	$715,443
California, 5.50%, 11/1/35	1,300	1,557,413
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/42(1)	2,000	2,300,820
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,137,028
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,716,070
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	846,072
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	535,894
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	495,378
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	863,648
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,468,736
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,390,455
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,254,140

		$15,281,097

Security	Principal Amount (000’s omitted)	Value
Hospital — 11.7%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$1,400	$1,573,236
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	404,553
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	571,064
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	912,975
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	726,672
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	335,849
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,158,890
Washington Township Health Care District, 5.00%, 7/1/32	555	572,260

		$6,255,499

Insured-Electric Utilities — 4.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$1,068,337
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,090,840

		$2,159,177

Insured-Escrowed/Prerefunded — 28.0%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$725	$762,454
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	1,150	1,573,062
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	718,137
Carlsbad Unified School District, (Election of 2006), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/32	1,500	1,577,325
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	3,007,711
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/35	6,675	2,384,243
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	100	104,148
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	545,858
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	1,040	1,090,918
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	1,750	1,891,680
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), Prerefunded to 4/1/17, 5.00%, 4/1/32	1,225	1,266,454

		$14,921,990

Insured-General Obligations — 15.3%
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$7,125	$2,454,278
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	788,734
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	586,132
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,415,575
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,897,664

		$8,142,383

Insured-Hospital — 3.5%
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	$1,750	$1,873,340

		$1,873,340

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 7.1%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,564,979
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	487,706
Successor Agency to Hawthorne Community Redevelopment Agency, (AGM), 5.00%, 9/1/34	1,400	1,733,032

		$3,785,717

Insured-Transportation — 5.4%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,542,461
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	339,161

		$2,881,622

Insured-Water and Sewer — 0.9%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$487,400

		$487,400

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$583,267

		$583,267

Special Tax Revenue — 7.0%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,610,213
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,494,974
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	617,755

		$3,722,942

Transportation — 11.2%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,338,572
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	627,653
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,215,173
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,507,163
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	722,293
San Jose, Airport Revenue, 5.00%, 3/1/20	500	572,140

		$5,982,994

Water and Sewer — 6.9%
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/34	$2,000	$2,519,540
Metropolitan Water District of Southern California, 5.00%, 1/1/39	1,050	1,161,825

		$3,681,365

Total Tax-Exempt Investments — 153.3% (identified cost $73,160,553)		$81,756,418

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (1.7)%		$(900,019)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (46.5)%		$(24,800,000)

Other Assets, Less Liabilities — (5.1)%		$(2,706,413)

Net Assets Applicable to Common Shares — 100.0%		$53,349,986

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 41.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 17.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $420,173.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	15	Short	Sep-16	$(1,941,888)	$(1,994,766)	$(52,878)
U.S. Long Treasury Bond	15	Short	Sep-16	(2,440,087)	(2,585,156)	(145,069)

						$(197,947)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $197,947.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,307,752

Gross unrealized appreciation	$8,939,933
Gross unrealized depreciation	(141,267)

Net unrealized appreciation	$8,798,666

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$81,756,418	$—	$81,756,418
Total Investments	$—	$81,756,418	$—	$81,756,418

Liability Description
Futures Contracts	$(197,947)	$—	$—	$(197,947)
Total	$(197,947)	$—	$—	$(197,947)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016